Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiaries

The accompanying consolidated financial statements include the accounts of Gravity and the following subsidiaries (collectively referred to as the “Company”). All intercompany balances and transactions have been eliminated in the consolidation.

Subsidiary	Year of Establishment	Year of Obtaining Control	Percentage of Ownership (%)
Gravity Interactive, Inc.(*1)	2003	2003	100.00
Gravity Entertainment Corp.	2003	2004	100.00
NeoCyon, Inc.	2000	2005	96.11
Gravity Middle East & Africa FZ-LLC(*2)	2007	2007	100.00
Gravity Games Corp.(*3)	2003	2010	50.83

(*1)	In October 2007, Gravity Interactive, Inc. founded L5 Games Inc., as a wholly owned US-based subsidiary. L5 Games Inc. was liquidated in May 2010.
(*2)	In May 2007, the Company founded Gravity Middle East & Africa FZ-LLC, a wholly owned United Arab Emirates-based subsidiary. Gravity Middle East & Africa FZ-LLC is in the process of liquidation as of December 31, 2012.
(*3)	In October 2010, the Company acquired 50.83% ownership of Barunson Interactive Corp. Based on the shareholders’ meeting held on March 28, 2011, Barunson Interactive Corp. changed its name to Gravity Games Corp.

Subsidiaries Excluded from Consolidation

The list of subsidiaries that were excluded from consolidation during the year ended December 31, 2012 is as follows:

Subsidiary	Reason
Gravity CIS Co., Ltd.(*)	Surrendered rights for shares of its investment during the year.
Gravity RUS Co., Ltd.(*)

(*)	In August 2012, the Company surrendered rights for shares (ownership interest of 99.99% (Gravity RUS Co., Ltd.) and 100% (Gravity CIS Co., Ltd.)) of its investments in accordance with the laws of Russia.

Accounts Receivable and Total Revenue Risks and Uncertainties

As of December 31, 2010, 2011, and 2012, GungHo Online Entertainment, Inc. is the only licensee whose related accounts receivable and total revenue exceeds 10% of the Company’s total accounts receivable and total revenue, and the shares are as follows (Note 17):

		2010		2011		2012
Country	Licensee	Accounts Receivable	Revenues	Accounts Receivable	Revenues	Accounts Receivable	Revenues
Japan	GungHo Online Entertainment, Inc.	35%	56%	45%	50%	34%	51%

Property and Equipment Estimated Useful Lives

Depreciation for property and equipment is computed using the straight-line method over the following estimated useful lives:

Computer and equipment	4 years
Furniture and fixtures	4 years
Software	3 years
Vehicles	4 years